Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Cimpress' Net (Loss) Income (in thousands) ($)(4)
					Cimpress Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2023	3,077,261	9,177,588	3,671,422	6,692,075	77.91	91.24	(185,978)
2022	8,133,820	(6,271,534)	6,310,409	(1,305,424)	50.96	82.38	(54,331)
2021	8,340,034	12,585,061	5,320,963	7,021,693	142.01	130.30	(85,229)
_____________

(1)    The following table shows for each covered fiscal year the adjustments made to the total compensation shown for Mr. Keane in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above. The service-based vesting of our 3YMA-based PSUs is satisfied before the measurement period of the 3YMA CAGR performance conditions begins, and the compensation actually paid, as calculated in accordance with SEC rules, considers only the service-based vesting of our 3YMA-based PSUs. Therefore, the compensation actually paid does not consider whether or not the 3YMA-based PSU awards achieve the performance conditions and pay out.

Adjustments to Determine CEO Compensation Actually Paid	2023	2022	2021
Summary Compensation Table Total	3,077,261	8,133,820	8,340,034
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(1,320,915)	(7,342,285)	(8,283,797)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	3,678,591	989,861	5,312,747
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	1,367,721	(4,490,270)	2,169,661
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	1,191,909	650,067	3,194,464
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	1,183,021	(4,212,727)	1,851,952
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—
Compensation Actually Paid to CEO	9,177,588	(6,271,534)	12,585,061

(2)    The Other NEOs whose compensation amounts are averaged and included in this table are Sean Quinn and Maarten Wensveen for all three fiscal years and Florian Baumgartner for fiscal year 2023 only. The following table shows for each covered fiscal year the adjustments made to the average of the total compensation shown for the Other NEOs in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2023	2022	2021
Summary Compensation Table Total (Average)	3,671,422	6,310,409	5,320,963
Subtract: Grant date fair values of equity awards reported in "Option Awards" column of the Summary Compensation Table	(1,441,653)	—	—
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(1,608,301)	(5,461,685)	(4,349,908)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	3,860,753	1,884,279	4,235,198
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	1,310,791	(2,757,955)	584,771
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	559,795	80,740	775,739
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	339,268	(1,361,212)	454,930
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—
Average Compensation Actually Paid to Other NEOs	6,692,075	(1,305,424)	7,021,693

(3)    Our peer group for purposes of this table is the Research Data Group (RDG) Internet Composite Index, which is the industry index included in the performance graph in our Annual Report on Form 10-K for all three of the covered fiscal years. The cumulative total returns to shareholders of Cimpress plc ordinary shares and the RDG Internet Composite index are calculated by assuming an investment of $100 (with reinvestment of all dividends) was made in our ordinary shares and in the index on June 30, 2020.

(4)    The amounts in this column are Cimpress' net loss reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable year.

Named Executive Officers, Footnote	The Other NEOs whose compensation amounts are averaged and included in this table are Sean Quinn and Maarten Wensveen for all three fiscal years and Florian Baumgartner for fiscal year 2023 only. The following table shows for each covered fiscal year the adjustments made to the average of the total compensation shown for the Other NEOs in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2023	2022	2021
Summary Compensation Table Total (Average)	3,671,422	6,310,409	5,320,963
Subtract: Grant date fair values of equity awards reported in "Option Awards" column of the Summary Compensation Table	(1,441,653)	—	—
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(1,608,301)	(5,461,685)	(4,349,908)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	3,860,753	1,884,279	4,235,198
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	1,310,791	(2,757,955)	584,771
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	559,795	80,740	775,739
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	339,268	(1,361,212)	454,930
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—
Average Compensation Actually Paid to Other NEOs	6,692,075	(1,305,424)	7,021,693

Peer Group Issuers, Footnote	Our peer group for purposes of this table is the Research Data Group (RDG) Internet Composite Index, which is the industry index included in the performance graph in our Annual Report on Form 10-K for all three of the covered fiscal years. The cumulative total returns to shareholders of Cimpress plc ordinary shares and the RDG Internet Composite index are calculated by assuming an investment of $100 (with reinvestment of all dividends) was made in our ordinary shares and in the index on June 30, 2020.
PEO Total Compensation Amount	$ 3,077,261	$ 8,133,820	$ 8,340,034
PEO Actually Paid Compensation Amount	9,177,588	(6,271,534)	12,585,061
Non-PEO NEO Average Total Compensation Amount	3,671,422	6,310,409	5,320,963
Non-PEO NEO Average Compensation Actually Paid Amount	6,692,075	(1,305,424)	7,021,693
Total Shareholder Return Amount	77.91	50.96	142.01
Peer Group Total Shareholder Return Amount	91.24	82.38	130.30
Net Income (Loss)	$ (185,978,000)	(54,331,000)	(85,229,000)
PEO Name	Robert Keane
PEO | Robert Keane [Member] | Grant date fair values of stock awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,320,915)	(7,342,285)	(8,283,797)
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in CY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,678,591	989,861	5,312,747
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in PY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,367,721	(4,490,270)	2,169,661
PEO | Robert Keane [Member] | Change in fair value of equity awards granted and vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,191,909	650,067	3,194,464
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in PY, vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,183,021	(4,212,727)	1,851,952
Non-PEO NEO | Grant date fair values of stock awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,608,301)	(5,461,685)	(4,349,908)
Non-PEO NEO | Change in fair value of equity awards granted in CY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,860,753	1,884,279	4,235,198
Non-PEO NEO | Change in fair value of equity awards granted in PY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,310,791	(2,757,955)	584,771
Non-PEO NEO | Change in fair value of equity awards granted and vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,795	80,740	775,739
Non-PEO NEO | Change in fair value of equity awards granted in PY, vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,268	(1,361,212)	454,930
Non-PEO NEO | Grant date fair values of option awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,441,653)	$ 0	$ 0